Management compensation and share based payments	12 Months Ended
Jun. 30, 2019
Management Compensation and Share Based Payments [Abstract]
Management compensation and share based payments
21.	Management compensation and share based payments

The expenses with Management compensation were recorded under "General and administrative expenses", as follows:

	2019	2018	2017
Board of directors and executive board compensation	2,869	2,491	3,528
Bonuses	8,315	6,856	5,957
Overall compensation	11,184	9,347	9,485
Share	741	646	-
Total compensation	11,925	9,993	9,485

The total compensation of the Company's officers and members of the Board of Directors, for the year ended June 30, 2019 in the amount of R$13,500, was approved at the Annual General Meeting held on October 16, 2018.

a)	Stock option plan

On August 11, 2010, the Board of Directors approved the creation of the Stock Option Program(the "Plan"), authorizing the Company's Board to grant stock options to the beneficiaries then elected. The Plan established the beneficiaries, the number of shares that each one may acquire upon exercise of the options, the exercise price per share to be paid in cash by the beneficiaries and the conditions of options.

The stock options to be granted according to the Plan may grant rights on the number of shares no greater, at any time, than the maximum and cumulative amount of 2% of Company shares, respecting the minimum price of the average quote of Company shares on the Brasil Bolsa Balcão-B3 (São Paulo Stock Exchange), weighted by the volume of trading on the last thirty floors prior to the option grant.

The table below presents the changes in the stock option plan per grant:

	Second grant	Third grant	Total
Outstanding on July 1, 2017	109,054	109,054	218,108
Exercised	(109,054)	(109,054)	(218,108)
Exercisable on June 30, 2018	-	-	-

On September 27, 2017, the Company received notice of the exercise of all the stock options granted under the Second and Third Programs, totaling 109,054 stock options at the strike price of R$8.25 per share and 109,054 stock options at the strike price of R$8.52 per share, respectively, corresponding to the total of R$1,827.

Following the notice of exercise of stock options by the beneficiary, the Company transferred to the beneficiary the number of shares equivalent to the number of options informed, as applicable, and the shares to be transferred by the Company are currently held in treasury. The beneficiary, in turn, paid the exercise price in cash after the transfer of shares.

b)	Long-term Share-based Incentive Plan

On October 2, 2017, the Shareholders Meeting approved the creation of the Long-term Share-based Incentive Plan ("ILPA Plan"). Under the terms of the ILPA Plan, participants will be entitled to receive a certain number of shares if they remain in the Company for a vesting period and achieve certain key performance indicators ("KPIs"). The ILPA Plan establishes that the Board of Directors will have broad powers to implement the ILPA Plan and take all measures necessary for it. The shares to be granted under the ILPA Plan may not exceed, at any time, the maximum and cumulative limit of 2% of the shares issued by the Company.

The first grant of incentives was approved by the Board of Directors on June 18, 2018, when the 1st ILPA Program was approved and the beneficiaries, number of shares to be granted, vesting period and KPIs to be achieved were defined.

The vesting period for the 1st ILPA Program is the period between October 2, 2017 and October 2, 2019, and participants were selected from among those who were Company employees at the start of the vesting period, considering their category and compensation on that date.

Shares will be granted to participants only if they remain employed by the Company until the end of the vesting period and achieve certain KPIs. One of the KPIs is a certain percentage of appreciation of the price of the AGRO3 stock in the vesting period; if such percentage is not reached, participants will not have the right to receive any shares. If the KPI of stock appreciation is achieved, the number of shares to be granted will vary in three ranges, depending on the level of achievement of three other KPIs, and will be adjusted by the dividends per share distributed in the vesting period, and will increase by an amount established in case the share appreciation exceeds the floor price.

The fair value of the benefit was estimated at R$8.61. To measure the fair value of the benefit, the Company considered the price of the AGRO3 stock on the date of the grant and projected the probable range of stock price at the end of the vesting period based on the past performance of the stock price in a period of 1 year and 4 months (compatible with the period between the grant in June 2018 and the end of the vesting period in October 2018). Considering the volatility of the AGRO3 stock, the Company determined the probability of the stock price at the end of the vesting period reaching the value necessary to achieve the appreciation KPI.

The maximum number of shares to be issued is 441,563 (outstanding on June 30, 2019). In the period, no shares were cancelled or issued to the beneficiaries, and the number of shares will be adjusted by the dividends per share distributed during the vesting period.

To determine the number of shares and the compensation expense, in each fiscal year the Management determines the estimated number of shares to be granted based on its best judgment of the portion of each of the three KPIs that does not depend on the stock price and the dividends to be paid in the vesting period. The expense amount is adjusted on account of such revision and the effects are recognized prospectively. The estimated expense is recognized upon the grant in June 2018, being appropriated linearly during the vesting period, between October 2, 2017 and October 2, 2019.

On June 30, 2019, an expense of R$1,648 was registered (R$844 on June 30, 2018), with overall amount of R$2,491.